Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-Based Compensation Expense

The table below reflects the total share-based compensation expense recognized in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
Income Statement Classification	Options (a)	Restricted Shares (b)(c)	Options (a)	Restricted Shares(b)	Options	Restricted Shares(b)
Direct cost of revenues	$6,012	$10,000	$10,436	$14,382	$8,771	$13,659
Selling, general and administrative expense	1,836	10,347	2,649	9,052	2,154	8,732
Special charges (d)	584	230	534	299	714	1,216

Share-based compensation expense before income taxes	8,432	20,577	13,619	23,733	11,639	23,607
Income tax benefit	3,104	6,870	5,014	8,749	4,201	8,466

Share-based compensation, net of income taxes	$5,328	$13,707	$8,605	$14,984	$7,438	$15,141

(a)	Includes options and cash-settled stock appreciation rights.
(b)	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
(c)	Includes cash-settled restricted stock units.
(d)	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).

Schedule Of Stock Option And Grants Using Valuation Assumptions

We use the Black-Scholes option-pricing model to value our option grants using the assumptions in the following table:

	Year Ended December 31,
	2012	2011	2010
Assumptions
Risk-free interest rate	0.54% –1.11%	0.88% – 2.58%	1.55% – 2.96%
Dividend yield	0%	0%	0%
Expected term	4 – 6 years	5 – 6 years	5 – 6 years
Stock price volatility	37.94% – 40.04%	39.23% – 40.82%	38.27% – 42.06%

Schedule Of Stock Option Activity

The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The aggregate intrinsic value changes based on fluctuations in the fair market value per share of our common stock.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	5,171	$34.84
Options granted during the period:
Exercise Price = fair market value	640	$35.60
Options exercised	(329)	$24.22
Options forfeited	(276)	$35.19

Options outstanding, December 31, 2012	5,206	$35.58	5.6 years	$15,674

Options exercisable, December 31, 2012	2,953	$33.79	4.3 years	$13,282

Schedule Of Weighted-Average Grant Date Fair Value Per Share Of Stock Options, Restricted Shares And Stock Units Awarded

The table below reflects the weighted-average grant date fair value per share of stock options and restricted shares and stock units awarded during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Weighted average fair value of grants
Stock options:
Grant price = fair market value	$12.99	$13.68	$15.93
Restricted shares	$36.55	$37.45	$38.84

Schedule Of Stock Options Outstanding And Exercisable Price Range Status

Following is a summary of the status of stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Exercise Price
$14.50 – $26.68	1,050	$24.10	3.3 years	1,005	$23.99
$26.73 – $28.82	1,048	$27.90	3.6 years	759	$27.83
$28.86 – $37.23	1,136	$33.93	7.3 years	336	$33.47
$37.39 – $42.35	1,078	$39.45	7.8 years	278	$39.07
$43.13 – $70.55	894	$55.50	5.8 years	575	$56.41

	5,206			2,953

Schedule Of Unvested Restricted Stock-Based Activity

The fair value of unvested restricted stock-based awards is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value
Unvested restricted stock-based awards outstanding, December 31, 2011	1,261	$38.54
Restricted stock-based awards granted	583	$36.80
Restricted stock-based awards vested	(478)	$38.08
Restricted stock-based awards forfeited	(54)	$50.28

Unvested restricted stock-based awards outstanding, December 31, 2012	1,312	$37.43

Schedule Of Restricted Stock Unit Activity

The fair value of Restricted Stock Units is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value	Intrinsic Value
Restricted Stock Units outstanding, December 31, 2011	781	$39.66
Restricted Stock Units granted	202	$35.84
Restricted Stock Units released	(91)	$40.96
Restricted Stock Units forfeited	(17)	$37.64

Restricted Stock Units outstanding, December 31, 2012	875	$38.18	$28,887